SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
Schedule of Black Scholes option-pricing model with assumptions used

Black-Scholes option-pricing model with the following assumptions:

For the Year Ended
December 31, 2020
Expected term (years)	46 years
Risk-free interest rate	(0.7%) - 0.2%
Expected volatility	58%
Expected dividend yield	0%

Summary of non-vested share option activity under the share option plans

			Weighted-
			Average
		Weighted-	Remaining	Weighted-
		Average	Contractual	Average
	Number of	Exercise	Term	Fair Value at
	Shares	Price	(Years)	Grant Date
Options outstanding at January 1, 2019	20,231,253	$0.01394	7.80	$0.11356
Forfeited	(6,023,568)	(0.01534)
Cancelled	—	—
Granted	—	—
Options outstanding at December 31, 2019	14,207,685	0.01335	7.31	0.09673
Forfeited	(8,040,632)	(0.01417)
Cancelled	(7,707,241)	(0.00736)
Granted	162,013,155	0.00057
Options outstanding at December 31, 2020	160,472,967	$0.000069	9.70	$0.03914